Schedule of material discrepancies between books of accounts in subsidiary and quarterly statements (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
DisclosureBorrowingsLineItems [Line Items]
Amount as reported		₨ 545,864	₨ 638,192
Amount of difference	$ (263)	(22,469)	₨ (164,909)	₨ (22,079)
Axis Bank [Member] | Trade receivables [member]
DisclosureBorrowingsLineItems [Line Items]
Amount as per books of account		1,055,193
Amount as reported		1,032,444
Amount of difference		₨ 22,750
Reason for material discrepancies	The discrepancy majorly is on account of the details being submitted on the basis of provisional books / financial statements. Adjustments pertaining to cut offs are done only on finalization of books of accounts / financial statements.	The discrepancy majorly is on account of the details being submitted on the basis of provisional books / financial statements. Adjustments pertaining to cut offs are done only on finalization of books of accounts / financial statements.